Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions and Balances
'Schedule of loan from a non-controlling shareholder
	December 31,	December 31,
	2012	2013

Loan — current	$—	$3,324
Loan — long-term	3,230	—
Total	$3,230	$3,324

Schedule of transactions in the normal course of operations at the exchange amount with related parties
	2011	2012	2013
Rent expenses incurred to SinoBioway Biotech Group Co., Ltd (“Sino Bioway”).	$805	$823	$847